Credit facilities and long-term debt - Carrying Amount and Fair Value of Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Loans from third parties	$ 1,465	$ 25,143
Loans from related parties	3,922	8,465
Lease liabilities	11,168	12,386
Total current borrowings and lease liabilities	16,555	45,994
Non-current
Long-term borrowings	390,438	358,222
Lease liabilities	55,420	55,967
Total non-current borrowings	445,858	414,189
Total borrowings	462,413	460,183
At fair value
Current
Loans from third parties	1,465	25,143
Loans from related parties	3,922	8,465
Lease liabilities	10,874	12,022
Total current borrowings and lease liabilities	16,261	45,630
Non-current
Long-term borrowings	393,314	361,052
Lease liabilities	44,496	43,598
Total non-current borrowings	437,810	404,650
Total borrowings	$ 454,071	$ 450,280